ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS - Schedule of Advance from Customers (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule Of Advance From Customers Abstract
Prepayments for materials customers	$ 7,248	$ 0
Total	$ 7,248	$ 0